Voyage Expenses and Vessel Operating Expenses - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Voyage Expenses and Vessel Operating Expenses [Line Items]
Voyage Expenses and Vessel Operating Expenses

9.           Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2018	2017	2016
Voyage expenses:
Commissions	$3,391	$2,462	$2,588
Bunkers	21,047	3,342	1,698
Port expenses	10,143	2,541	892
Other	2,621	2,192	1,750
Total	$37,202	$10,537	$6,928

	For the years ended December 31,
Vessel operating expenses	2018	2017	2016
Crew costs and related costs	$34,732	$28,141	$22,496
Insurance expense	3,032	2,599	2,815
Spares, repairs, maintenance and other expenses	12,462	8,320	6,416
Stores and lubricants	6,133	4,437	4,332
Management fees	8,444	7,192	6,533
Other operating expenses	3,603	3,622	2,270
Total	$68,406	$54,311	$44,862